Columbia Disciplined Core Fund
First Quarter Report
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Disciplined Core Fund, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 10.6%
Interactive Media & Services 10.4%
Alphabet, Inc., Class A	1,206,529	339,263,889
Meta Platforms, Inc., Class A	296,025	191,927,809
Total		531,191,698
Media 0.2%
Fox Corp., Class A	120,599	7,796,726
Total Communication Services		538,988,424
Consumer Discretionary 10.5%
Automobile Components 1.1%
Aptiv PLC(a)	700,257	56,790,842
Automobiles 1.2%
Tesla, Inc.(a)	131,373	59,979,657
Broadline Retail 3.6%
Amazon.com, Inc.(a)	749,651	183,079,767
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.	18,235	92,592,589
Specialty Retail 0.2%
Lowe’s Companies, Inc.	39,107	9,312,550
Textiles, Apparel & Luxury Goods 2.6%
Ralph Lauren Corp.	237,541	75,932,356
Tapestry, Inc.	516,663	56,739,931
Total		132,672,287
Total Consumer Discretionary		534,427,692
Consumer Staples 4.2%
Beverages 0.5%
Molson Coors Beverage Co., Class B	553,257	24,188,396
Consumer Staples Distribution & Retail 0.7%
Target Corp.	366,925	34,021,286
Food Products 0.7%
ConAgra Foods, Inc.	1,640,999	28,208,773
Kraft Heinz Co. (The)	319,100	7,891,343
Total		36,100,116
Household Products 0.7%
Colgate-Palmolive Co.	472,079	36,373,687
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.6%
Altria Group, Inc.	1,455,685	82,071,520
Total Consumer Staples		212,755,005
Energy 2.9%
Oil, Gas & Consumable Fuels 2.9%
Chevron Corp.	659,265	103,979,276
Exxon Mobil Corp.	214,196	24,495,455
Valero Energy Corp.	112,445	19,066,174
Total		147,540,905
Total Energy		147,540,905
Financials 12.4%
Banks 2.8%
Citigroup, Inc.	817,217	82,726,877
JPMorgan Chase & Co.	190,245	59,189,024
Total		141,915,901
Capital Markets 4.3%
Bank of New York Mellon Corp. (The)	621,389	67,066,515
Blackrock, Inc.	60,184	65,167,837
CME Group, Inc.	296,494	78,716,192
Goldman Sachs Group, Inc. (The)	9,500	7,499,015
Total		218,449,559
Consumer Finance 1.8%
Synchrony Financial	1,230,295	91,509,342
Financial Services 2.5%
Fiserv, Inc.(a)	60,152	4,011,537
Visa, Inc., Class A	374,546	127,622,804
Total		131,634,341
Insurance 1.0%
Allstate Corp. (The)	264,626	50,681,172
Total Financials		634,190,315
Health Care 8.8%
Biotechnology 2.0%
AbbVie, Inc.	155,532	33,912,197
Amgen, Inc.	58,225	17,376,087
Argenx SE, ADR(a)	6,751	5,525,694
BioMarin Pharmaceutical, Inc.(a)	107,086	5,736,597

Columbia Disciplined Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Disciplined Core Fund, October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Regeneron Pharmaceuticals, Inc.	20,658	13,464,884
Vertex Pharmaceuticals, Inc.(a)	58,116	24,732,426
Total		100,747,885
Health Care Equipment & Supplies 0.1%
Baxter International, Inc.	325,059	6,003,840
Health Care Providers & Services 1.8%
CVS Health Corp.	403,324	31,519,771
McKesson Corp.	75,333	61,120,676
Total		92,640,447
Life Sciences Tools & Services 1.2%
Charles River Laboratories International, Inc.(a)	331,353	59,666,735
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	1,943,141	89,520,506
Pfizer, Inc.	1,532,664	37,780,167
Viatris, Inc.	5,959,814	61,743,673
Total		189,044,346
Total Health Care		448,103,253
Industrials 8.0%
Aerospace & Defense 0.4%
General Dynamics Corp.	53,747	18,537,340
Building Products 2.1%
Johnson Controls International PLC	781,932	89,445,202
Masco Corp.	127,789	8,275,616
Trane Technologies PLC	27,373	12,280,896
Total		110,001,714
Ground Transportation 0.4%
Uber Technologies, Inc.(a)	208,892	20,158,078
Machinery 2.8%
Pentair PLC	733,419	77,999,111
Snap-On, Inc.	188,661	63,305,198
Total		141,304,309
Passenger Airlines 1.0%
Delta Air Lines, Inc.	571,355	32,784,350
United Airlines Holdings, Inc.(a)	222,961	20,967,253
Total		53,751,603
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.3%
Automatic Data Processing, Inc.	251,140	65,371,742
Total Industrials		409,124,786
Information Technology 35.3%
Communications Equipment 3.0%
Arista Networks, Inc.(a)	613,610	96,760,161
Cisco Systems, Inc.	433,933	31,724,841
F5, Inc.(a)	89,316	22,601,414
Total		151,086,416
IT Services 0.4%
VeriSign, Inc.	84,332	20,222,813
Semiconductors & Semiconductor Equipment 13.9%
Broadcom, Inc.	173,471	64,120,086
KLA Corp.	16,600	20,065,084
NVIDIA Corp.	2,554,076	517,174,849
Qorvo, Inc.(a)	77,947	7,398,729
QUALCOMM, Inc.	564,704	102,154,954
Total		710,913,702
Software 11.2%
Adobe, Inc.(a)	265,257	90,269,610
Fortinet, Inc.(a)	182,326	15,758,436
Microsoft Corp.(b)	518,901	268,692,127
Palantir Technologies, Inc., Class A(a)	356,745	71,516,670
Palo Alto Networks, Inc.(a)	75,659	16,663,138
Salesforce, Inc.	367,964	95,821,505
ServiceNow, Inc.(a)	16,949	15,580,877
Total		574,302,363
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	1,203,805	325,472,758
NetApp, Inc.	172,701	20,340,724
Total		345,813,482
Total Information Technology		1,802,338,776
Materials 1.8%
Chemicals 1.2%
CF Industries Holdings, Inc.	743,055	61,889,051
Columbia Disciplined Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Disciplined Core Fund, October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.6%
Newmont Corp.	401,655	32,522,005
Total Materials		94,411,056
Real Estate 1.5%
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc.	428,327	6,861,798
Specialized REITs 1.4%
American Tower Corp.	190,026	34,010,854
Equinix, Inc.	22,888	19,363,477
SBA Communications Corp.	96,280	18,435,694
Total		71,810,025
Total Real Estate		78,671,823
Utilities 2.5%
Electric Utilities 2.0%
Edison International	460,332	25,493,186
Exelon Corp.	679,513	31,339,140
PG&E Corp.	2,878,395	45,939,184
Total		102,771,510
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	1,630,597	22,616,380
Total Utilities		125,387,890
Total Common Stocks (Cost $3,046,734,072)		5,025,939,925

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.220%(c),(d)	75,313,636	75,291,041
Total Money Market Funds (Cost $75,280,881)		75,291,041
Total Investments in Securities (Cost: $3,122,014,953)		5,101,230,966
Other Assets & Liabilities, Net		2,139,523
Net Assets		5,103,370,489
At October 31, 2025, securities and/or cash totaling $10,874,010 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	239	12/2025	USD	82,144,300	2,273,073	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2025.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.220%
	89,302,010	105,972,506	(119,989,608)	6,133	75,291,041	(1,235)	689,153	75,313,636

Columbia Disciplined Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Disciplined Core Fund, October 31, 2025 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Disciplined Core Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT177_07_R01_(12/25)